Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - EUR (€)	Number of Outstanding Shares	Share Capital	Additional Paid In Capital	Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2022		€ 2,504,285		€ 383,268	€ 1,028,578	€ 3,916,131
Balance (in Shares) at Dec. 31, 2022	50,085,700
Transfer from retained earnings to reserve				1,028,578	(1,028,578)
Net loss for the period					(697,313)	(697,313)
Balance at Jun. 30, 2023		2,504,285		1,411,846	(697,313)	3,218,818
Balance (in Shares) at Jun. 30, 2023	50,085,700
Balance at Dec. 31, 2023		€ 2,754,285	€ 3,104,781	1,411,846	(2,013,788)	5,257,124
Balance (in Shares) at Dec. 31, 2023	55,085,700	50,085,700
Stock-based compensation				32,911		32,911
Net loss for the period					(2,861,331)	(2,861,331)
Balance at Jun. 30, 2024		€ 2,754,285	€ 3,104,781	€ 1,444,757	€ (4,875,119)	€ 2,428,704
Balance (in Shares) at Jun. 30, 2024	55,085,700	50,085,700